Leases - Schedule of future minimum annual payments for ground leases (Details) - Ground $ in Millions	Dec. 31, 2019 USD ($)
Operating Lease, After Adopting 842
2020	$ 1.2
2021	1.2
2022	1.2
2023	1.2
2024	1.3
Thereafter	375.9
Total	$ 382.0